Summary of Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2014
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years